Cash and cash equivalents	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
4.1 Cash and cash equivalents

(CHF in thousands)	6/30/2022	12/31/2021

Cash on hand	16	3
Current bank accounts	299,038	419,546
Digital wallets	9,468	5,761
Fixed deposit	249,149	227,771
Cash and cash equivalents	557,671	653,081
Digital wallets mainly include deposit account balances at online payment platforms such as PayPal.